Borrowings	12 Months Ended
Jun. 30, 2022
Borrowings
20. Borrowings

20. Borrowings

The breakdown and the fair value of the Group borrowings as of June 30, 2022 and 2021 was as follows:

	Total as of June 30, 2022	Total as of June 30, 2021	Fair value as of June 30, 2022	Fair value as of June 30, 2021
NCN	66,216	85,081	62,411	79,987
Bank loans	1,012	5,110	1,018	5,131
Bank overdrafts	5,871	8,665	5,871	8,665
Other borrowings	1,015	2,267	1,015	2,267
AABE Debt	405	423	405	423
Loans with non-controlling interests	215	341	215	341
Total borrowings	74,734	101,887	70,935	96,814
Non-current	13,052	76,619
Current	61,682	25,268
Total	74,734	101,887

As of June 30, 2022 and 2021, total borrowings include collateralized liabilities (seller financing, leases and bank loans) of ARS 953 and ARS 1,169, respectively. These borrowings are mainly collateralized by investment properties and property, plant and equipment of the Group (Notes 9 and 10).

The terms of the loans include standard covenants for this type of financial operations. As of the date of these Consolidated Financial Statements, the Group has complied with the covenants contemplated in its respective loan agreements.

The maturity of the Group's borrowings is as follows:

	June 30, 2022	June 30, 2021
Capital
Less than 1 year (i)	60,208	23,234
Between 1 and 2 years	10,470	66,542
Between 2 and 3 years	2,087	9,317
Between 3 and 4 years	106	272
Between 4 and 5 years	253	97
Later than 5 years	-	142
	73,124	99,604
Interest
Less than 1 year (i)	1,474	2,034
Between 1 and 2 years	-	89
Between 2 and 3 years	63	21
Between 3 and 4 years	9	74
Between 4 and 5 years	64	10
Later than 5 years	-	55
	1,610	2,283
	74,734	101,887

(i)

On July 6, 2022, the Company completed the exchange of the Series II Notes, for which it canceled and/or extended the amount of USD 239 million of said class. See Note 34 to these Consolidated Financial Statements.

The following table shows a breakdown of Group’s borrowing by type of fixed-rate and floating-rate, per currency denomination and per functional currency of the subsidiary that holds the loans for the fiscal years ended June 30, 2022 and 2021.

	June 30, 2022
Rate per currency	Argentine Peso	US dollar	Total
Fixed rate:
Argentine Peso	11,818	-	11,818
US Dollar	-	62,249	62,249
Subtotal fixed-rate borrowings	11,818	62,249	74,067
Floating rate:
Argentine Peso	418	-	418
US Dollar	-	249	249
Subtotal floating-rate borrowings	418	249	667
Total borrowings as per analysis	12,236	62,498	74,734
Total borrowings as per Statement of Financial Position	12,236	62,498	74,734

	June 30, 2021
Rate per currency	Argentine Peso	US dollar	Total
Fixed rate:
Argentine Peso	16,605	-	16,605
US Dollar	-	81,573	81,573
Subtotal fixed-rate borrowings	16,605	81,573	98,178
Floating rate:
Argentine Peso	444	-	444
US Dollar	-	3,265	3,265
Subtotal floating-rate borrowings	444	3,265	3,709
Total borrowings as per analysis	17,049	84,838	101,887
Total borrowings as per Statement of Financial Position	17,049	84,838	101,887

The following describes the debt issuances made by the Group for the years ended June 30, 2022 and 2021:

Entity	Series	Issuance / expansion date	Amount in original currency	Maturity date	Interest	Principal payment	Interest payment
rate
IRSA	Series I	nov-20	USD 3.1	3/1/2023	10.00% n.a.	At expiration	Quarterly
IRSA	Series VIII	nov-20	USD 31.7	11/12/2023	10.00% n.a.	33% in November 21, 33% in November 22, 34% in November 23	Quarterly
IRSA	Series IX	nov-20	USD 80.7	3/1/2023	10.00% n.a.	At expiration	Quarterly
IRSA	Series XI	mar-21	USD 15.81	3/1/2024	5.00% n.a.	At expiration	Biannual
IRSA	Series XII	mar-21	UVAs 53.78	03/31/2024	4.00% n.a.	At expiration	Biannual
IRSA	Series XIII	aug-21	USD 58.1	08/26/2024	3.90% n.a	Biannual	Quarterly

The following table shows a detail of evolution of borrowing during the years ended June 30, 2022 and 2021:

	June 30, 2022	June 30, 2021
Balance at the beginning of the year	101,887	926,487
Borrowings	7,427	43,119
Payment of borrowings	(11,834)	(96,340)
(Payment) / Collection of short term loans, net	(999)	6,605
Interests paid	(8,204)	(23,535)
Deconsolidation	-	(697,452)
Accrued interests	7,722	19,465
Cumulative translation adjustment and exchange differences, net	22,656	(71,995)
Inflation adjustment	(42,666)	(4,455)
Reclassifications and other movements	(1,255)	(12)
Balance at the end of the year	74,734	101,887

Issuance of IRSA Non-convertible Notes

On August 26, 2021, the Company issued USD 58.1 Non-convertible Notes in the local market. The main characteristics of the issue are detailed below:

•

Series XIII: denominated in USD and payable in ARS at the applicable exchange rate for USD 58.1 at a fixed rate of 3.9%, with semiannual payments plus. The principal will be paid in three installments, counted from the date of issue: the first one - equal to 25% of the par value of the notes - payable on the date that is 12 (twelve) months after the Issue, on August 26, 2023; the second one - equal to 25% of the par value of the notes - payable on the date that is 30 (thirty) months after the Issue, on February 26, 2024 and the third one - equal to 50% of the par value of the notes - payable on the relevant due date, i.e. August 26, 2024. Price of issuance was 100.0% of the nominal value.

The funds have been used to refinance short-term liabilities.

IRSA´s Series VII Non-convertible Notes Redemption

The Company resolved to early redeem the Series VII Notes maturing last January 21, 2022.

The redemption took place on November 25, 2021, in accordance with the terms and conditions detailed in the Prospectus Supplement for Series VII Notes.

The redemption price was 100% of the face value of the Series VII Notes, plus accrued and unpaid interest, as of the date set for redemption.